Summary of Significant Accounting Policies Reclassification (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Revisions and Reclassifications

Reclassifications
Certain prior period amounts presented in our consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications relate to debt issuance costs being recorded as a direct deduction from the carrying amount of the related debt liability (see further discussion under Recently Issued Accounting Pronouncements - Accounting Standards Update 2015-03). This reclassification reduced our total assets and total liabilities as previously reported in our consolidated balance sheet for December 31, 2014, by $56.5 million. In addition, asset transactions costs that were previously disaggregated in our consolidated statements of operations for the years ended December 31, 2014 and 2013 were accumulated with preopening expenses. This reclassification had no effect on our retained earnings or net loss as previously reported.

Prior Period Reclassification Adjustment		$ 56.5